Inventories 10Q	6 Months Ended
Jun. 30, 2011
Inventory
Schedule of Inventory, Current [Table Text Block]

NOTE 3.  Inventories

Inventories consisted of the following at June 30, 2011, and December 31, 2010:

	June 30, 2011	December 31, 2010

Raw materials	$134,501	$—

Work in process	2,745	—

Finished goods	1,116,216	1,143,204

Total inventories	1,253,462	1,143,204

Less allowance for excess and obsolete inventory	(118,954)	(118,954)

Inventories, net	$1,134,508	$1,024,250